Agreements - Shareholder Servicing and/or Distribution Fee (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Class S
Related Party Transaction [Line Items]
Shareholder servicing and/or distribution fees accrued	$ 657
Class D
Related Party Transaction [Line Items]
Shareholder servicing and/or distribution fees accrued	36
Class I
Related Party Transaction [Line Items]
Shareholder servicing and/or distribution fees accrued	$ 0
Intermediary Manager Agreement | Class S | Affiliated Entity
Related Party Transaction [Line Items]
Annual Shareholder Servicing and/or Distribution Fees as a % of NAV	0.85%
Intermediary Manager Agreement | Class D | Affiliated Entity
Related Party Transaction [Line Items]
Annual Shareholder Servicing and/or Distribution Fees as a % of NAV	0.25%
Intermediary Manager Agreement | Class I | Affiliated Entity
Related Party Transaction [Line Items]
Annual Shareholder Servicing and/or Distribution Fees as a % of NAV	0.00%